Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands		Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class A USD ($) shares	Ordinary Shares Class B CNY (¥) shares	Ordinary Shares Class B USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	LZ Technology shareholders’ equity CNY (¥)	LZ Technology shareholders’ equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)		¥ 4		¥ 21		¥ 168,162		¥ (154,269)				¥ 13,918		¥ 958		¥ 14,876
Balance (in Shares) | shares	[1]	21,791,187	21,791,187	119,240,089	119,240,089
Balance at Dec. 31, 2022		¥ 4		¥ 21		168,162		(154,269)				13,918		958		14,876
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	21,791,187	21,791,187	119,240,089	119,240,089
Net (loss) income								(6,209)				(6,209)		(163)		(6,372)
Contribution from shareholders				¥ 1		44,673		(279)				44,395		3,319		47,714
Contribution from shareholders (in Shares) | shares	[1]			4,114,522	4,114,522
Debt-to-equity conversion						5,449						5,449				5,449
Balance at Dec. 31, 2023		¥ 4		¥ 22		218,284		(160,757)				57,553		4,114		61,667
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	21,791,187	21,791,187	123,354,611	123,354,611
Balance (in Dollars)		¥ 4		¥ 22		218,284		(160,757)				57,553		4,114		61,667
Balance (in Shares) | shares	[1]	21,791,187	21,791,187	123,354,611	123,354,611
Net (loss) income								5,542				5,542		234		5,776
Contribution from shareholders				¥ 1		2,001						2,002		(2,006)		(4)
Contribution from shareholders (in Shares) | shares	[1]	708,813	708,813	4,145,389	4,145,389
Balance at Dec. 31, 2024		¥ 4		¥ 23		220,285		(155,215)				65,097		2,342		67,439
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	22,500,000	22,500,000	127,500,000	127,500,000
Balance (in Dollars)		¥ 4		¥ 23		220,285		(155,215)				65,097		2,342		67,439
Balance (in Shares) | shares	[1]	22,500,000	22,500,000	127,500,000	127,500,000
Net (loss) income								(173,473)				(173,473)		201		(173,272)	$ (24,778)
Issuance of ordinary shares upon IPO						60,242						60,242				60,242
Issuance of ordinary shares upon IPO (in Shares) | shares	[1]			2,070,000	2,070,000
Offering costs						(13,931)						(13,931)				(13,931)
Share-based compensation				¥ 1		111,108						111,109				111,109
Share-based compensation (in Shares) | shares	[1]			5,950,000	5,950,000
Acquisition of subsidiaries						0						0		1,340		1,340
Contribution from non-controlling shareholders														4,900		4,900
Foreign currency translation adjustments										(390)		(390)				(390)
Balance at Dec. 31, 2025		¥ 4	$ 1	¥ 24	$ 3	377,704	$ 54,011	(328,688)	$ (47,002)	(390)	$ (56)	48,654	$ 6,957	8,783	$ 1,256	57,437	8,213
Balance (in Shares) at Dec. 31, 2025 | shares	[1]	22,500,000	22,500,000	135,520,000	135,520,000
Balance (in Dollars)		¥ 4	$ 1	¥ 24	$ 3	¥ 377,704	$ 54,011	¥ (328,688)	$ (47,002)	¥ (390)	$ (56)	¥ 48,654	$ 6,957	¥ 8,783	$ 1,256	¥ 57,437	$ 8,213
Balance (in Shares) | shares	[1]	22,500,000	22,500,000	135,520,000	135,520,000

[1]	Ordinary shares and shares data are presented on a retroactive basis to reflect the reorganization (Note 1(b)) and the Share Subdivision and the Share Surrender implemented on July 15, 2024 (Note 13).